Forward Legato Fund

Summary Prospectus   |  May 1, 2010

TICKER SYMBOLS

Class A: FFLMX  |  Class C: None

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardfunds.com. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated May 1, 2010, along with the Fund’s most recent annual report dated December 31, 2009, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	0.20%	0.25%
Other Expenses(1)	0.69%	0.69%
Total Annual Fund Operating Expenses	2.24%	2.69%
Fee Waiver and/or Expense Reimbursement(2)	–0.38%	–0.38%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.86%	2.31%

(1)	Other Expenses for Class C shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.86% and 2.31%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$753	$334
3 Years	$1,200	$799
5 Years	$1,673	$1,390
10 Years	$2,970	$2,990

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$753	$234
3 Years	$1,200	$799
5 Years	$1,673	$1,390
10 Years	$2,970	$2,990

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of companies that have small market capitalizations of no larger than $3 billion at the time of initial purchase. Netols Asset Management, Inc. (“NAM”), Riverbridge Partners, LLC (“Riverbridge”) and Conestoga Capital Advisors, LLC (“CCA”) (each a “Sub-Advisor” and collectively the “Sub-Advisors”) may continue to hold securities of companies whose market capitalizations exceed $3 billion. The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated by Forward Management, LLC (“Forward Management” or the “Advisor”) to different Sub-Advisors who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another: Value Style Investment Managers emphasize investments in equity securities of companies that appear to be undervalued relative to their intrinsic value, based on earnings, book value, or cash flow; Growth Style Investment Managers emphasize

1

Forward Legato Fund

investments in equity securities of companies with above-average earnings growth prospects; Core Style Investment Managers emphasize investments in equity securities of companies from the broad equity market rather than focusing on the growth or value segments of the market.

The Fund’s assets are currently allocated among three Sub-Advisors, each of which acts independently of the others and uses its own methodology to select portfolio investments. NAM, the Value Style Investment Manager, utilizes a bottom-up value approach to investing with a focus on the inefficient and under-followed areas of the stock market. Riverbridge, the Growth Style Investment Manager, focuses on companies that are building their earnings power and the intrinsic value of the company over long periods of time by investing in what they believe to be high-quality growth companies demonstrating the ability to sustain strong secular earnings growth. CCA, the Core Style Investment Manager, utilizes a core investment strategy based upon three principles: invest in well-managed companies capable of growing through multiple business cycles; purchase companies at reasonable valuations relative to their internal growth rates; and permit compounding of returns to generate superior long-term performance relative to the Russell 2000 Index.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Multi-Manager: Although Forward Management monitors and seeks to coordinate the overall management of the Fund, each sub-advisor makes investment decisions independently, and it is possible that the investment styles of the sub-advisors may not complement one another. As a result, the Fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the Fund had a single manager.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class A shares, which excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix of the Fund’s prospectus. Returns of Class C shares are not presented because Class C shares were not offered during any of the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter – June 30, 2009	20.03%
Worst Quarter – December 31,2008	–23.03%

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Forward Legato Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 Year	SINCE INCEPTION
Forward Legato Fund – Class A (Inception: 4/1/05)
Return Before Taxes	19.05%	3.50%
Return After Taxes on Distributions(1)	19.02%	1.69%
Return After Taxes on Distributions and Sale of Fund Shares(1)	12.41%	1.88%
Russell 2000 Index	27.17%	1.70%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisors/Portfolio Managers

Forward Management has engaged the services of NAM to act as one of the sub-advisors to the Fund. Jeffery W. Netols, President and Portfolio Manager of NAM, is responsible for the day-to-day management of NAM’s segment of the Fund’s portfolio and he makes the final investment decisions for Netols’ segment of the Fund’s portfolio. Mr. Netols has managed NAM’s segment of the Fund’s portfolio since the Fund’s inception.

Forward Management has engaged the services of Riverbridge to act as one of the sub-advisors to the Fund. Mark A. Thompson, Chief Investment Officer, Rick D. Moulton, CFA, Principal and Research Analyst, Dana L. Feick, CFA, Principal and Research Analyst, and Philip W. Dobrzynski, CFA, Principal and Research Analyst are as a team collectively responsible for the day-to-day management of the Riverbridge segment of the Fund’s portfolio and the team collectively makes the final investment decisions for Riverbridge’s segment of the Fund’s portfolio. Messrs. Thompson, Moulton, Feick, and Dobrzynski have managed Riverbridge’s segment of the Fund’s portfolio since the Fund’s inception.

Forward Management has engaged the services of CCA to act as one of the sub-advisors to the Fund. William C. Martindale Jr, Managing Partner and Chief

Investment Officer, and Robert M. Mitchell, Managing Partner and Portfolio Manager, are responsible for the day-to-day management of CCA’s segment of the Fund’s portfolio and makes the final investment decisions for CCA’s segment of the Fund’s portfolio. Messrs. Martindale and Mitchell have managed CCA’s segment of the Fund’s portfolio since the Fund’s inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Forward Funds are distributed by ALPS Distributors, Inc.

SP040  050310

Printed on recycled paper using soy-based inks.

Forward Legato Fund

Summary Prospectus  |  May 1, 2010

TICKER SYMBOLS

Investor: FLFRX | Institutional: FFLFX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardfunds.com. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated May 1, 2010, along with the Fund’s most recent annual report dated December 31, 2009, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	0.69%	0.69%
Total Annual Fund Operating Expenses	2.09%	1.74%
Fee Waiver and/or Expense Reimbursement(1)	–0.38%	–0.38%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.71%	1.36%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.71% and 1.36%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares.

Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$174	$138
3 Years	$618	$512
5 Years	$1,088	$908
10 Years	$2,387	$2,018

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of companies that have small market capitalizations of no larger than $3 billion at the time of initial purchase. Netols Asset Management, Inc. (“NAM”), Riverbridge Partners, LLC (“Riverbridge”) and Conestoga Capital Advisors, LLC (“CCA”) (each a “Sub-Advisor” and collectively the “Sub-Advisors”) may continue to hold securities of companies whose market capitalizations exceed $3 billion. The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments.

The Fund employs a “multi-manager” approach whereby portions of the Fund are allocated by Forward Management, LLC (“Forward Management” or the “Advisor”) to different Sub-Advisors who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another: Value Style Investment Managers emphasize investments in equity securities of companies that appear to be undervalued relative to their intrinsic value, based on earnings, book value, or cash flow; Growth Style Investment Managers emphasize investments in equity securities of companies with above-average earnings growth prospects; Core Style Investment Managers emphasize investments in equity securities of companies from the broad equity market rather than focusing on the growth or value segments of the market.

The Fund’s assets are currently allocated among three Sub-Advisors, each of which acts independently of the others and uses its own methodology to select portfolio investments. NAM, the Value Style Investment Manager, utilizes a bottom-up value approach to investing with a focus on the inefficient and under-followed areas of the stock market. Riverbridge, the Growth Style Investment Manager, focuses on companies that are building their earnings power and the intrinsic value of the company over long periods of time by investing in what they believe to be high-quality growth companies demonstrating the ability to sustain strong secular earnings growth. CCA, the Core Style Investment Manager, utilizes a core investment strategy based upon three principles: invest in well-managed companies capable of growing through

1

Forward Legato Fund

multiple business cycles; purchase companies at reasonable valuations relative to their internal growth rates; and permit compounding of returns to generate superior long-term performance relative to the Russell 2000 Index.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Multi-Manager: Although Forward Management monitors and seeks to coordinate the overall management of the Fund, each sub-advisor makes investment decisions independently, and it is possible that the investment styles of the sub-advisors may not complement one another. As a result, the Fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the Fund had a single manager.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS— INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	20.22%
Worst Quarter – March 31, 2009	–11.22%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Legato Fund – Institutional Class Shares (Inception: 5/1/08)
Return Before Taxes	27.00%	–4.06%
Return After Taxes on Distributions(1)	26.97%	–4.34%
Return After Taxes on Distributions and Sale of Fund Shares(1)	17.58%	–3.50%
Russell 2000 Index	27.17%	–7.36%
Forward Legato Fund – Investor Class Shares (Inception: 10/21/08)
Return Before Taxes	26.44%	14.10%
Russell 2000 Index	27.17%	13.73%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

2

Forward Legato Fund

Sub-Advisors/Portfolio Managers

Forward Management has engaged the services of NAM to act as one of the sub-advisors to the Fund. Jeffery W. Netols, President and Portfolio Manager of NAM, is responsible for the day-to-day management of NAM’s segment of the Fund’s portfolio and he makes the final investment decisions for Netols’ segment of the Fund’s portfolio. Mr. Netols has managed NAM’s segment of the Fund’s portfolio since the Fund’s inception.

Forward Management has engaged the services of Riverbridge to act as one of the sub-advisors to the Fund. Mark A. Thompson, Chief Investment Officer, Rick D. Moulton, CFA, Principal and Research Analyst, Dana L. Feick, CFA, Principal and Research Analyst, and Philip W. Dobrzynski, CFA, Principal and Research Analyst are as a team collectively responsible for the day-to-day management of the Riverbridge segment of the Fund’s portfolio and the team collectively makes the final investment decisions for Riverbridge’s segment of the Fund’s portfolio. Messrs. Thompson, Moulton, Feick, and Dobrzynski have managed Riverbridge’s segment of the Fund’s portfolio since the Fund’s inception.

Forward Management has engaged the services of CCA to act as one of the sub-advisors to the Fund. William C. Martindale Jr, Managing Partner and Chief Investment Officer, and Robert M. Mitchell, Managing Partner and Portfolio Manager, are responsible for the day-to-day management of CCA’s segment of the Fund’s portfolio and makes the final investment decisions for CCA’s segment of the Fund’s portfolio. Messrs. Martindale and Mitchell have managed CCA’s segment of the Fund’s portfolio since the Fund’s inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 1-800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Forward Funds are distributed by ALPS Distributors, Inc.

SP041  050310

Printed on recycled paper using soy-based inks.